SCHEDULE 1	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE 1

SCHEDULE 1

Condensed Financial Information of the Company

Condensed balance sheets of the parent company

	December 31,
	2021	2020
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	25,648	93,036
Short-term investments	2,012,562	2,024,057
Prepayments, deposits and other receivables	2,751,066	2,754,125
Amounts due from subsidiaries	5,610,972	8,722,221
Amounts due from related parties	1,857,039	386,007
Total current assets	12,257,287	13,979,446
Investments in subsidiaries	26,171,064	29,745,028
Investment in an equity security	100,000	100,000
Total assets	38,528,351	43,824,474

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	1,666,989	1,225,421
Accruals and other payables	1,596,197	1,446,929
Amounts due to subsidiaries	215,889	79,054
Amounts due to related parties	48,338,222	38,280,613
Convertible bonds	7,561,050	25,622,099
Total current liabilities	59,378,347	66,654,116
Borrowings	923,256	—
Convertible bonds	9,192,140	—
Total liabilities	69,493,743	66,654,116

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2021 and 2020)	58,030	58,030
Additional paid-in capital	29,172,373	22,488,990
Accumulated deficit	(60,105,962)	(45,256,763)
Accumulated other comprehensive loss	(89,833)	(119,899)
Total shareholders’ deficit	(30,965,392)	(22,829,642)
Total liabilities and shareholders’ deficit	38,528,351	43,824,474

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2021	2020
	US$	US$

General and administrative expenses	(639,125)	(803,469)
Finance costs, net	(10,636,110)	(3,802,013)
Share of results from subsidiaries	(3,573,964)	(2,118,945)
Loss before income tax	(14,849,199)	(6,724,427)
Income tax expenses	—	—
Net loss	(14,849,199)	(6,724,427)
Other comprehensive income (loss)
Foreign currency translation adjustments	26,245	90,496
Total comprehensive loss	(14,822,954)	(6,633,931)

Condensed statements of cash flows

	Years ended December 31,
	2021	2020
	US$	US$
Cash flows from operating activities:
Net loss	(14,849,199)	(6,724,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	2,814,474	533,508
Unrealized foreign exchange gain	(144,611)	—
Share of results from subsidiaries	3,573,964	2,118,945
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(13,246)	44,617
Accruals and other payables	5,667,902	30,445
Net cash used in operating activities	(2,950,716)	(3,996,912)

Cash flows from investing activities:
(Increase) decrease in short-term investments	(458)	1,178,864
Net cash (used in) provided by investing activities	(458)	1,178,864

Cash flows from financing activities:
Proceeds from borrowings	2,590,245	1,225,421
Repayment of borrowings	(1,225,381)	—
Repayment of convertible bonds	(10,500,000)	—
Amounts due from related parties	1,593,193	2,101,398
Amounts due to related parties	10,453,690	(1,415,827)
Net cash provided by financing activities	2,911,747	1,910,992

Net decrease in cash and cash equivalents	(39,427)	(907,056)
Effect of exchange rate changes on cash and cash equivalents	(27,961)	3,466
Cash and cash equivalents at beginning of year	93,036	996,626
Cash and cash equivalents at end of year	25,648	93,036

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective results as “Share of results from subsidiaries” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. If the subsidiaries report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income (loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2021	2020
	US$	US$

Current assets	108,129,821	105,491,998
Non-current assets	9,223,582	8,896,219
Current liabilities	(89,952,880)	(87,526,544)
Non-current liabilities	(1,320,025)	(2,654,400)
Revenue	61,128,972	64,198,410
Net (loss) income	(137,004)	138,938

Summarized investment activity is as follows:

	December 31,
	2021	2020
	US$	US$

Balance at the beginning of year	29,745,028	31,863,974
Allocated loss	(3,573,964)	(2,118,946)
Balance at the end of year	26,171,064	29,745,028

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.